Trade and other payables	12 Months Ended
Jun. 30, 2026
Trade and other payables
Trade and other payables

20. Trade and other payables

Group’s trade and other payables as of June 30, 2026 and 2025 were as follows:

	06.30.2026	06.30.2025
Trade payables	291,006	255,050
Advances from sales, leases and services (*)	112,048	111,255
Accrued invoices	35,575	29,132
Deferred income	629	755
Admission fees (*)	62,491	60,545
Deposits in guarantee	1,120	859
Total trade payables	502,869	457,596
Dividends payable to non-controlling interests	54	7,187
Tax payables	22,940	33,116
Directors´ Fees	11,164	9,561
Management fees	17,187	11,949
Others	22,985	25,325
Total other payables	74,330	87,138
Total trade and other payables	577,199	544,734

Non-current	77,399	103,334
Current	499,800	441,400
Total	577,199	544,734

(*) Corresponds mainly to admission rights and rents collected in advance and advances from farmland sales, which will accrue in an average term of 3 to 5 years.

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).